SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 6) (CNY) In Millions, unless otherwise specified	1 Months Ended					1 Months Ended	72 Months Ended				0 Months Ended
	Nov. 30, 2011 Mr. Kevin Yung	Dec. 31, 2012 BVMC	Dec. 31, 2009 BVMC	Dec. 31, 2012 PRI	Dec. 31, 2009 PRI	Jun. 30, 2011 Shanggu	Dec. 31, 2019 Shanggu	Dec. 31, 2012 Shanggu	Dec. 31, 2012 TianRe Co., Ltd.	Dec. 31, 2010 TianRe Co., Ltd.	Nov. 15, 2011 TianRe Co., Ltd. Mr. Kevin Yung
Noncontrolling Interest [Line items]
Equity interests owned			85.00%		70.00%				75.00%	65.00%
Equity Interest Acquired						55.00%	35.00%
Transfer to Investments	1.9
Stake Transferred											10.00%
Percentage of Net Assets that Noncontrolling Interests Are Comprised of		15.00%		30.00%				45.00%	25.00%
Percentage of Redeemable Net Assets that Noncontrolling Interests Are Comprised of								35.00%